LEGG MASON CLASSIC VALUATION FUND

                   Supplement to the Primary Class Prospectus
                             dated February 28, 2004

The first paragraph of the section entitled "Principal Investment Strategies" on Page 1 of the prospectus is replaced in its entirety with the following paragraph:


      The fund invests primarily in equity securities such as common stock that, in the adviser's opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock's historical average price-to-current-earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and/or at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current-earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select securities for the portfolio. The adviser's fundamental analysis focuses on understanding the risks of a company's business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.


                             This supplement should be retained with your
prospectus for future reference.

                   This supplement is dated December 2, 2004.




                        LEGG MASON CLASSIC VALUATION FUND

                Supplement to the Institutional Class Prospectus
                             dated February 28, 2004

The first paragraph of the section entitled "Principal Investment Strategies" on Page 1 of the prospectus is replaced in its entirety with the following paragraph:


      The fund invests primarily in equity securities such as common stock that, in the adviser's opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock's historical average price-to-current-earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and/or at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current-earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select securities for the portfolio. The adviser's fundamental analysis focuses on understanding the risks of a company's business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.


                             This supplement should be retained with your
prospectus for future reference.

                   This supplement is dated December 2, 2004.